Deposits and Other Current Assets, Net	6 Months Ended
Jun. 30, 2026
Deposits and Other Current Assets, Net [Abstract]
Deposits and Other Current Assets, Net

13. Deposits and Other Current Assets, Net

As of June 30, 2026 and December 31, 2025, deposits and other current assets, net consisted of the following balances:

	As of
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Trade deposits	$266,920	$—
Interest receivable	145,315	86,273
Tax recoverable	64,573	57,032
Other assets	29,914	29,077
Less: allowance for expected credit losses	(2)	(2)
Deposits and other current assets, net	$506,720	$172,380

The movement of allowances for expected credit losses is as follow:

	As of
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Balance at beginning of the period/year	$2	$2
Provision for expected credit losses	—	—
Balance at the end of the period/year	$2	$2